Debt - Schedule of Debt (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 15, 2026	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Loans payable, current		$ 0	$ 2,897
Loans payable, non-current		64,261	61,083
Long-term debt		64,261	63,980
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Convertible Debt, Noncurrent		64,157	61,008
Embedded derivative		164	142
Less issuance costs on convertible debt		(60)	(67)
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative		50,260	50,260
Paid-in-Kind notes issued	$ 1,789	8,556	6,767
Debt, accrued PIK interest		161	167
Amortization of debt issuance costs and discounts		5,180	3,814
Revolving Credit Facility | Revolver | Revolver
Debt Instrument [Line Items]
Line of Credit, Current		0	3,000
Less revolver issuance costs		$ 0	$ (103)